Stock-based Compensation and Other Benefit Plans - Summary of Stock Awards Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Shares or Units
Beginning balance (in shares)	669	705	691
Granted (in shares)	413	361	475
Released (in shares)	(381)	(333)	(361)
Forfeited (in shares)	(65)	(64)	(100)
Ending balance (in shares)	636	669	705
Weighted-Average Grant-Date Fair Value
Beginning balance (in dollars per share)	$ 51.35	$ 41.45	$ 41.40
Granted (in dollars per share)	47.05	59.76	43.68
Released (in dollars per share)	47.90	40.70	44.44
Forfeited (in dollars per share)	52.68	46.69	40.92
Ending balance (in dollars per share)	$ 50.50	$ 51.35	$ 41.45